UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1776

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (39.0%)
Consumer Discretionary (3.9%)
Home Depot Inc.	7,075,800	204,703
McDonald's Corp.	2,279,200	142,313
Genuine Parts Co.	3,274,100	124,285
Mattel Inc.	3,063,400	61,207
VF Corp.	604,020	44,238
		576,746
Consumer Staples (5.3%)
Kimberly-Clark Corp.	2,917,400	185,867
Philip Morris International Inc.	2,448,500	117,993
Altria Group Inc.	5,240,500	102,871
Kraft Foods Inc.	2,485,200	67,548
PepsiCo Inc.	1,095,900	66,631
Sysco Corp.	2,350,500	65,673
HJ Heinz Co.	1,469,800	62,849
Unilever NV	1,753,200	56,681
Lorillard Inc.	601,700	48,274
		774,387
Energy (4.5%)
Chevron Corp.	3,003,400	231,232
BP PLC ADR	3,572,300	207,086
Total SA ADR	2,191,300	140,331
ConocoPhillips	1,735,900	88,652
		667,301
Financials (5.6%)
Toronto-Dominion Bank	2,437,600	152,886
HSBC Holdings PLC	11,585,200	132,267
^ M&T Bank Corp.	1,778,500	118,964
Marsh & McLennan Cos. Inc.	4,767,300	105,262
Standard Chartered PLC	3,552,955	89,011
Bank of Nova Scotia	1,579,700	73,835
Chubb Corp.	1,209,300	59,474
Allstate Corp.	1,607,800	48,298
Aflac Inc.	1,014,300	46,912
		826,909
Health Care (5.2%)
Merck & Co. Inc.	7,733,250	282,573
Pfizer Inc.	12,571,400	228,674
Johnson & Johnson	3,265,400	210,324
Eli Lilly & Co.	1,112,900	39,742
		761,313
Industrials (5.5%)
3M Co.	1,771,700	146,466
Waste Management Inc.	3,931,100	132,911
General Electric Co.	8,176,800	123,715
Eaton Corp.	1,682,600	107,047
Emerson Electric Co.	2,163,300	92,157
Stanley Works	1,727,700	88,994

		Illinois Tool Works Inc.			1,788,400	85,825
		Schneider Electric SA			305,235	35,314
						812,429
	Information Technology (2.4%)
		Maxim Integrated Products Inc.			6,464,600	131,231
		Intel Corp.			5,841,400	119,165
		Analog Devices Inc.			2,009,000	63,444
		Taiwan Semiconductor Manufacturing Co. Ltd. ADR			3,673,700	42,027
						355,867
	Materials (1.8%)
		EI du Pont de Nemours & Co.			3,118,600	105,003
		PPG Industries Inc.			1,588,000	92,962
		Packaging Corp. of America			3,048,500	70,146
						268,111
	Telecommunication Services (1.7%)
		AT&T Inc.			5,689,880	159,487
		Verizon Communications Inc.			1,800,800	59,661
		Koninklijke KPN NV			1,451,496	24,586
						243,734
	Utilities (3.1%)
		Dominion Resources Inc.			4,307,000	167,628
		Xcel Energy Inc.			3,862,800	81,969
	^	Cia Energetica de Minas Gerais ADR			4,182,100	75,529
		American Electric Power Co. Inc.			2,024,900	70,446
		FPL Group Inc.			1,218,800	64,377
						459,949
	Total Common Stocks (Cost $4,854,766)					5,746,746
					Face	Market
				Maturity	Amount	Value
			Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (7.9%)
	U.S. Government Securities (6.4%)
		United States Treasury Note/Bond	2.375%	8/31/10	16,500	16,717
		United States Treasury Note/Bond	1.000%	7/31/11	400,000	400,564
		United States Treasury Note/Bond	1.000%	9/30/11	291,755	291,618
		United States Treasury Note/Bond	1.375%	5/15/12	235,000	235,037
						943,936
	Agency Bonds and Notes (1.2%)
	1	Citigroup Inc.	2.875%	12/9/11	25,000	25,727
		Egypt Government AID Bonds	4.450%	9/15/15	22,500	23,469
	2	Federal Home Loan Mortgage Corp.	4.750%	11/17/15	50,000	53,961
	1	General Electric Capital Corp.	3.000%	12/9/11	17,000	17,531
	1	General Electric Capital Corp.	2.000%	9/28/12	24,495	24,595
	2	Tennessee Valley Authority	4.375%	6/15/15	35,000	37,102
						182,385
	Conventional Mortgage-Backed Securities (0.3%)
	3	Ginnie Mae I Pool	6.000%	6/15/35	230	246
	3	Ginnie Mae I Pool	6.500%	9/15/38	41,010	43,747
						43,993
	Total U.S. Government and Agency Obligations (Cost $1,165,348)					1,170,314
Asset	-Backed/Commercial Mortgage-Backed Securities (0.1%)
	3	Ford Credit Auto Owner Trust	2.170%	10/15/13	7,180	7,194
	3	Hyundai Auto Receivables Trust	2.030%	8/15/13	5,595	5,619
	Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $12,774)					12,813

Corporate Bonds (41.7%)
Finance (18.4%)
Banking (12.9%)
American Express Co.	7.250%	5/20/14	17,000	19,163
American Express Co.	5.500%	9/12/16	25,000	25,734
American Express Co.	6.150%	8/28/17	35,000	36,519
4 ANZ National International Ltd.	2.375%	12/21/12	10,890	10,801
4 ANZ National International Ltd.	6.200%	7/19/13	18,665	20,524
Bank of America Corp.	4.875%	1/15/13	43,100	44,942
Bank of America Corp.	7.375%	5/15/14	12,590	14,276
Bank of America Corp.	5.375%	6/15/14	25,525	26,587
Bank of America Corp.	5.625%	10/14/16	22,500	22,862
Bank of New York Mellon Corp.	4.300%	5/15/14	24,670	25,946
Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	51,875
Bank One Corp.	7.750%	7/15/25	25,000	28,329
Barclays Bank PLC	5.000%	9/22/16	12,865	13,172
Barclays Bank PLC	6.750%	5/22/19	18,605	20,889
BB&T Corp.	4.750%	10/1/12	16,000	16,693
BB&T Corp.	5.250%	11/1/19	19,000	18,660
Capital One Financial Corp.	7.375%	5/23/14	3,335	3,778
Citicorp	6.650%	12/15/10	25,000	25,758
Citigroup Inc.	4.125%	2/22/10	12,000	12,048
Citigroup Inc.	6.500%	1/18/11	10,000	10,453
Citigroup Inc.	8.500%	5/22/19	18,000	20,857
Citigroup Inc.	6.625%	6/15/32	9,000	8,348
Citigroup Inc.	6.000%	10/31/33	15,000	12,685
Citigroup Inc.	5.850%	12/11/34	15,000	12,923
Citigroup Inc.	6.125%	8/25/36	50,000	42,647
Citigroup Inc.	8.125%	7/15/39	3,380	3,859
4 Commonwealth Bank of Australia	3.750%	10/15/14	26,000	25,904
Credit Suisse USA Inc.	5.125%	1/15/14	23,825	25,466
Credit Suisse USA Inc.	4.875%	1/15/15	28,400	29,792
Credit Suisse USA Inc.	7.125%	7/15/32	13,300	15,639
Deutsche Bank AG	4.875%	5/20/13	30,000	31,905
Fifth Third Bank	4.200%	2/23/10	33,000	33,094
Goldman Sachs Group Inc.	4.750%	7/15/13	18,000	18,829
Goldman Sachs Group Inc.	5.250%	10/15/13	29,400	31,220
Goldman Sachs Group Inc.	6.000%	5/1/14	16,695	18,295
Goldman Sachs Group Inc.	6.250%	9/1/17	39,000	41,843
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	24,251
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	20,472
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	24,638
4 HBOS PLC	6.000%	11/1/33	19,000	13,750
HSBC Bank USA NA	4.625%	4/1/14	13,100	13,678
HSBC Bank USA NA	5.875%	11/1/34	21,000	20,280
HSBC Holdings PLC	7.625%	5/17/32	15,800	17,122
HSBC Holdings PLC	6.500%	5/2/36	22,000	23,039
^ Huntington National Bank	4.375%	1/15/10	16,000	16,004
JPMorgan Chase & Co.	5.750%	1/2/13	14,000	15,061
JPMorgan Chase & Co.	4.750%	5/1/13	8,000	8,445
JPMorgan Chase & Co.	4.650%	6/1/14	16,500	17,417
JPMorgan Chase & Co.	5.125%	9/15/14	9,665	10,221
JPMorgan Chase & Co.	3.700%	1/20/15	24,000	24,127
JPMorgan Chase & Co.	6.300%	4/23/19	43,000	47,561
3 JPMorgan Chase & Co.	7.900%	12/29/49	23,350	24,284
Mellon Funding Corp.	5.000%	12/1/14	12,000	12,785
Merrill Lynch & Co. Inc.	5.000%	2/3/14	15,000	15,380

Merrill Lynch & Co. Inc.	6.875%	4/25/18	20,000	21,581
Merrill Lynch & Co. Inc.	6.110%	1/29/37	30,000	27,469
Morgan Stanley	5.300%	3/1/13	37,925	40,088
Morgan Stanley	6.000%	5/13/14	15,000	16,104
Morgan Stanley	7.300%	5/13/19	31,455	35,336
Morgan Stanley	7.250%	4/1/32	51,100	59,051
4 National Australia Bank Ltd.	4.800%	4/6/10	21,000	20,947
National City Bank	5.800%	6/7/17	50,000	50,246
National City Bank of Pennsylvania	7.250%	10/21/11	22,000	23,459
4 Nordea Bank AB	3.700%	11/13/14	12,155	11,985
Northern Trust Co.	4.600%	2/1/13	10,000	10,503
Northern Trust Corp.	4.625%	5/1/14	6,130	6,540
PNC Bank NA	5.250%	1/15/17	16,000	15,781
3 PNC Financial Services Group Inc.	8.250%	5/31/49	12,000	12,120
PNC Funding Corp.	4.250%	9/21/15	5,765	5,884
Regions Financial Corp.	7.000%	3/1/11	23,000	22,625
Royal Bank of Canada	5.650%	7/20/11	20,000	21,361
Royal Bank of Scotland Group PLC	5.000%	10/1/14	18,975	16,572
State Street Corp.	5.375%	4/30/17	55,500	56,463
SunTrust Bank	6.375%	4/1/11	15,000	15,600
4 Svenska Handelsbanken AB	4.875%	6/10/14	29,000	30,027
US Bancorp	2.875%	11/20/14	17,000	16,674
US Bank NA	6.375%	8/1/11	25,000	26,883
US Bank NA	4.950%	10/30/14	12,400	13,199
Wachovia Bank NA	4.800%	11/1/14	19,640	19,982
Wachovia Corp.	4.875%	2/15/14	19,250	19,594
Wachovia Corp.	6.605%	10/1/25	15,000	14,390
Wells Fargo & Co.	3.750%	10/1/14	20,000	19,970
Wells Fargo Bank NA	6.450%	2/1/11	25,000	26,239
Wells Fargo Bank NA	5.950%	8/26/36	25,000	24,077
Wells Fargo Financial Inc.	5.500%	8/1/12	34,100	36,519

Brokerage (0.1%)
Charles Schwab Corp.	4.950%	6/1/14	7,650	8,088

Finance Companies (1.4%)
General Electric Capital Corp.	5.450%	1/15/13	25,550	27,254
General Electric Capital Corp.	5.900%	5/13/14	10,565	11,511
General Electric Capital Corp.	6.750%	3/15/32	75,000	76,421
General Electric Capital Corp.	5.875%	1/14/38	25,000	23,192
General Electric Capital Corp.	6.875%	1/10/39	33,000	34,012
HSBC Finance Corp.	4.750%	7/15/13	12,225	12,751
International Lease Finance Corp.	5.400%	2/15/12	20,000	17,350

Insurance (3.0%)
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	15,918
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	16,209
Aetna Inc.	6.500%	9/15/18	5,395	5,792
Allstate Corp.	7.500%	6/15/13	20,000	22,301
Allstate Corp.	6.200%	5/16/14	7,000	7,790
Allstate Corp.	7.450%	5/16/19	10,000	11,588
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	12,000	12,501
Genworth Global Funding Trusts	5.125%	3/15/11	17,635	17,881
Genworth Global Funding Trusts	5.750%	5/15/13	10,000	10,108
4 Genworth Life Institutional Funding Trust	5.875%	5/3/13	12,000	11,755
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	15,869
Hartford Financial Services Group Inc.	6.100%	10/1/41	26,000	20,516
4 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	21,707

4 MassMutual Global Funding II	3.625%	7/16/12	11,248	11,456
4 Metropolitan Life Global Funding I	5.750%	7/25/11	15,000	15,677
4 Metropolitan Life Global Funding I	2.875%	9/17/12	16,000	16,130
4 Metropolitan Life Global Funding I	5.125%	6/10/14	15,000	15,869
4 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	26,928
4 New York Life Insurance Co.	5.875%	5/15/33	44,785	41,314
Principal Life Income Funding Trusts	5.125%	3/1/11	18,895	19,387
Prudential Financial Inc.	5.800%	6/15/12	29,165	30,959
Prudential Financial Inc.	5.100%	9/20/14	12,000	12,511
Prudential Financial Inc.	4.750%	6/13/15	21,000	21,105
Travelers Cos. Inc.	5.800%	5/15/18	8,690	9,235
UnitedHealth Group Inc.	5.375%	3/15/16	16,000	16,570
UnitedHealth Group Inc.	6.000%	2/15/18	19,000	19,794

Other Finance (0.2%)
NYSE Euronext	4.800%	6/28/13	24,540	25,718

Real Estate Investment Trusts (0.8%)
4 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	25,000	28,021
Simon Property Group LP	5.875%	3/1/17	25,000	25,227
4 WEA Finance LLC	7.125%	4/15/18	21,425	23,672
HCP Inc.	6.000%	1/30/17	20,000	19,073
Simon Property Group LP	5.100%	6/15/15	16,000	15,773
Simon Property Group LP	6.125%	5/30/18	6,625	6,733
Simon Property Group LP	5.250%	12/1/16	5,000	4,924
Brandywine Operating Partnership LP	5.750%	4/1/12	2,789	2,799
				2,717,488
Industrial (17.7%)
Basic Industry (1.1%)
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	33,500	35,545
EI du Pont de Nemours & Co.	4.125%	3/6/13	27,200	28,400
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	14,316
Praxair Inc.	6.375%	4/1/12	25,000	27,424
Rio Tinto Alcan Inc.	4.875%	9/15/12	10,500	11,084
Rio Tinto Alcan Inc.	4.500%	5/15/13	22,300	22,855
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	25,000	27,010

Capital Goods (2.3%)
3M Co.	6.375%	2/15/28	25,000	27,684
Caterpillar Inc.	6.950%	5/1/42	15,000	16,437
Deere & Co.	4.375%	10/16/19	13,090	13,129
Dover Corp.	4.875%	10/15/15	10,000	10,776
Eaton Corp.	5.750%	7/15/12	15,600	16,884
Eaton Corp.	5.300%	3/15/17	20,000	20,617
Eaton Corp.	6.500%	6/1/25	10,000	10,512
General Dynamics Corp.	4.250%	5/15/13	41,100	43,464
4 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	12,000	12,024
4 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	11,836
John Deere Capital Corp.	7.000%	3/15/12	25,000	27,825
Pactiv Corp.	8.125%	6/15/17	20,000	21,786
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	31,000	32,709
Tyco International Finance SA	6.000%	11/15/13	20,800	22,752
United Technologies Corp.	7.125%	11/15/10	25,000	26,367
United Technologies Corp.	4.875%	5/1/15	15,000	16,216

Communication (5.0%)
AT&T Inc.	6.250%	3/15/11	15,500	16,408

AT&T Inc.	6.500%	9/1/37	50,000	51,801
BellSouth Corp.	6.000%	10/15/11	31,000	33,561
BellSouth Corp.	6.000%	11/15/34	34,000	32,785
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	18,000	20,696
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	18,000	19,613
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,500	15,613
Comcast Corp.	6.450%	3/15/37	20,000	20,557
Comcast Corp.	6.950%	8/15/37	45,000	49,207
4 COX Communications Inc.	5.875%	12/1/16	40,000	42,410
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	38,898
France Telecom SA	7.750%	3/1/11	24,000	25,808
France Telecom SA	8.500%	3/1/31	40,000	53,147
4 Grupo Televisa SA	6.625%	1/15/40	13,805	13,537
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	28,720
New Cingular Wireless Services Inc.	8.750%	3/1/31	27,000	34,914
4 News America Inc.	5.650%	8/15/20	4,655	4,810
News America Inc.	6.200%	12/15/34	11,000	10,951
Telefonica Europe BV	7.750%	9/15/10	25,000	26,169
Time Warner Cable Inc.	5.850%	5/1/17	70,000	73,443
Verizon Communications Inc.	5.250%	4/15/13	10,800	11,705
Verizon Communications Inc.	5.500%	4/1/17	35,000	36,947
Verizon Global Funding Corp.	4.375%	6/1/13	14,500	15,302
Verizon New Jersey Inc.	8.000%	6/1/22	14,585	16,646
Verizon Virginia Inc.	7.875%	1/15/22	16,000	17,906
Vodafone Group PLC	5.450%	6/10/19	26,000	26,896

Consumer Cyclical (1.9%)
4 American Honda Finance Corp.	6.700%	10/1/13	25,000	27,446
CVS Caremark Corp.	4.875%	9/15/14	12,000	12,716
CVS Caremark Corp.	6.125%	8/15/16	25,000	26,948
CVS Caremark Corp.	5.750%	6/1/17	25,000	26,326
Daimler Finance North America LLC	6.500%	11/15/13	5,000	5,487
Lowe's Cos. Inc.	5.000%	10/15/15	15,901	17,194
Lowe's Cos. Inc.	6.650%	9/15/37	5,000	5,707
McDonald's Corp.	5.750%	3/1/12	10,000	10,815
PACCAR Financial Corp.	1.950%	12/17/12	9,820	9,703
Staples Inc.	9.750%	1/15/14	13,450	16,409
Target Corp.	6.350%	1/15/11	16,500	17,424
Target Corp.	5.875%	3/1/12	31,000	33,621
Target Corp.	7.000%	1/15/38	7,500	8,745
Time Warner Inc.	5.875%	11/15/16	39,000	42,044
Walt Disney Co.	5.625%	9/15/16	20,000	21,735

Consumer Noncyclical (5.0%)
Abbott Laboratories	4.350%	3/15/14	20,000	21,133
Amgen Inc.	6.150%	6/1/18	5,000	5,529
Amgen Inc.	5.700%	2/1/19	8,055	8,689
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	31,125	32,879
AstraZeneca PLC	5.900%	9/15/17	50,000	55,406
Becton Dickinson and Co.	4.550%	4/15/13	25,900	27,488
Bestfoods	6.625%	4/15/28	25,000	27,495
4 Cargill Inc.	6.125%	9/15/36	22,000	21,433
4 Cargill Inc.	6.625%	9/15/37	42,830	44,665
Coca-Cola Co.	5.350%	11/15/17	50,000	54,276
Coca-Cola Enterprises Inc.	7.375%	3/3/14	6,868	8,007

Diageo Capital PLC	5.500%	9/30/16	11,066	11,777
Eli Lilly & Co.	6.000%	3/15/12	10,000	10,926
Eli Lilly & Co.	5.500%	3/15/27	20,000	20,209
Express Scripts Inc.	6.250%	6/15/14	5,065	5,549
General Mills Inc.	5.650%	2/15/19	6,850	7,308
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	10,000	10,554
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	21,548
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	15,402
Johnson & Johnson	3.800%	5/15/13	9,895	10,499
Johnson & Johnson	6.730%	11/15/23	15,000	17,675
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	28,094
Kraft Foods Inc.	5.625%	11/1/11	12,625	13,434
Merck & Co. Inc.	5.300%	12/1/13	16,985	18,704
Merck & Co. Inc.	4.000%	6/30/15	13,585	14,243
Merck & Co. Inc.	5.000%	6/30/19	8,000	8,390
PepsiCo Inc.	5.150%	5/15/12	43,869	47,350
Pfizer Inc.	5.350%	3/15/15	19,610	21,492
Pfizer Inc.	6.200%	3/15/19	18,600	20,710
3 Procter & Gamble - Esop	9.360%	1/1/21	21,882	27,346
Procter & Gamble Co.	6.450%	1/15/26	25,000	28,237
Procter & Gamble Co.	5.550%	3/5/37	25,000	25,727
4 Roche Holdings Inc.	6.000%	3/1/19	12,000	13,208
4 SABMiller PLC	6.500%	7/15/18	25,000	27,437
4 Thermo Fisher Scientific Inc.	3.250%	11/18/14	5,160	5,106

Energy (1.4%)
Apache Corp.	6.900%	9/15/18	5,000	5,860
Burlington Resources Finance Co.	6.500%	12/1/11	25,000	27,336
ConocoPhillips	7.000%	3/30/29	11,500	12,892
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	25,000	27,177
EnCana Corp.	6.500%	8/15/34	15,000	16,088
EOG Resources Inc.	5.625%	6/1/19	8,285	8,870
Halliburton Co.	5.500%	10/15/10	15,400	15,999
Shell International Finance BV	3.250%	9/22/15	22,000	22,018
Statoil ASA	2.900%	10/15/14	5,720	5,694
Statoil ASA	5.250%	4/15/19	8,895	9,439
Suncor Energy Inc.	5.950%	12/1/34	13,000	12,857
Texaco Capital Inc.	8.625%	4/1/32	25,000	33,621

Technology (1.0%)
Cisco Systems Inc.	4.450%	1/15/20	21,500	21,130
Dell Inc.	5.875%	6/15/19	18,250	19,487
International Business Machines Corp.	5.700%	9/14/17	41,710	45,619
International Business Machines Corp.	7.000%	10/30/25	25,000	28,852
Oracle Corp.	3.750%	7/8/14	15,000	15,545
Oracle Corp.	6.125%	7/8/39	8,000	8,429
Pitney Bowes Inc.	4.750%	5/15/18	10,000	10,009

Transportation (0.0%)
4 ERAC USA Finance Co.	6.375%	10/15/17	5,000	5,216
				2,608,485
Utilities (5.6%)
Electric (5.5%)
Alabama Power Co.	5.550%	2/1/17	11,765	12,256
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	15,979
Carolina Power & Light Co.	6.300%	4/1/38	1,625	1,764
Consolidated Edison Co. of New York Inc.	5.625%	7/1/12	16,205	17,489
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	9,700	10,310

Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	54,252
Duke Energy Carolinas LLC	6.250%	1/15/12	20,000	21,668
Duke Energy Carolinas LLC	5.250%	1/15/18	29,190	30,457
4 EDP Finance BV	6.000%	2/2/18	50,000	53,160
4 Enel Finance International SA	5.125%	10/7/19	17,000	17,109
4 Enel Finance International SA	6.800%	9/15/37	11,665	12,835
Florida Power & Light Co.	4.850%	2/1/13	12,000	12,789
Florida Power & Light Co.	6.200%	6/1/36	22,452	24,117
Florida Power Corp.	6.650%	7/15/11	25,000	26,983
Georgia Power Co.	5.700%	6/1/17	50,000	53,946
4 Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	11,115	11,099
Midamerican Energy Holdings Co.	6.500%	9/15/37	35,000	37,172
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	40,000	44,070
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	12,000	12,768
4 Niagara Mohawk Power Corp.	3.553%	10/1/14	16,500	16,420
Nisource Finance Corp.	6.400%	3/15/18	50,000	52,304
NSTAR	4.500%	11/15/19	1,880	1,852
NSTAR Electric Co.	4.875%	10/15/12	20,800	22,303
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	10,340
Peco Energy Co.	4.750%	10/1/12	12,000	12,783
Potomac Electric Power Co.	6.500%	11/15/37	8,000	8,845
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	2,810
SCANA Corp.	6.875%	5/15/11	25,000	26,580
SCANA Corp.	6.250%	2/1/12	28,930	30,607
Southern California Edison Co.	5.000%	1/15/14	11,800	12,766
Southern California Edison Co.	5.500%	8/15/18	31,730	33,770
Southern Co.	5.300%	1/15/12	20,000	21,365
Virginia Electric and Power Co.	4.750%	3/1/13	16,350	17,216
Virginia Electric and Power Co.	5.950%	9/15/17	50,000	54,204
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	13,758

Natural Gas (0.1%)
4 DCP Midstream LLC	6.450%	11/3/36	9,375	8,716
				816,862
Total Corporate Bonds (Cost $5,867,973)				6,142,835
Sovereign Bonds (U.S. Dollar-Denominated) (4.2%)
Asian Development Bank	4.500%	9/4/12	40,000	42,560
Bank Nederlandse Gemeenten	6.000%	3/26/12	50,000	54,527
4 CDP Financial Inc.	4.400%	11/25/19	22,000	21,001
European Investment Bank	4.625%	5/15/14	54,000	58,052
European Investment Bank	4.625%	10/20/15	15,000	15,857
Export Development Canada	4.625%	4/1/10	25,000	25,171
Hydro Quebec	6.300%	5/11/11	50,000	53,363
Japan Bank for International Cooperation	4.750%	5/25/11	35,000	36,738
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	22,000	23,300
Oesterreichische Kontrollbank AG	4.500%	3/9/15	17,000	17,695
Province of Manitoba Canada	4.450%	4/12/10	10,000	10,106
Province of New Brunswick Canada	5.200%	2/21/17	30,000	32,141
Province of Ontario Canada	5.000%	10/18/11	20,000	21,256
Province of Ontario Canada	4.950%	6/1/12	50,000	53,569
Province of Ontario Canada	5.125%	7/17/12	25,000	26,940
Province of Ontario Canada	4.500%	2/3/15	40,000	42,544
Province of Quebec Canada	6.125%	1/22/11	19,500	20,479
Province of Quebec Canada	5.125%	11/14/16	20,000	21,529
4 Qatar Government International Bond	4.000%	1/20/15	17,000	17,000

4	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	7,855	8,275
4	Republic of Austria	2.000%	11/15/12	18,170	18,352
Total Sovereign Bonds (Cost $588,427)	620,455
Taxable Municipal Bonds (3.0%)
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	21,000	20,139
California GO	6.200%	10/1/19	9,050	8,811
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	4,445	4,457
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	22,485	23,088
District of Columbia Income Tax Rev.	5.591%	12/1/34	6,480	6,311
Duke Univ. North Carolina Rev.	5.850%	4/1/37	62,165	62,663
Illinois State Tollway Highway Auth. Toll
Highway Rev.	6.184%	1/1/34	10,565	10,716
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	4,570	4,476
Los Angeles CA USD GO	5.750%	7/1/34	30,000	27,639
Maryland Transp. Auth. Rev.	5.888%	7/1/43	11,895	11,961
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	22,000	21,766
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	46,080	49,621
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	16,115	18,165
North Texas Tollway Auth. Rev.	6.718%	1/1/49	22,500	23,663
Oregon GO	4.759%	6/30/28	15,000	12,377
Port Auth. of New York & New Jersey Rev.	5.859%	12/1/24	6,515	6,645
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	3,815	3,793
President and Fellows of Harvard College	6.300%	10/1/37	68,000	69,803
Princeton University	5.700%	3/1/39	13,020	13,423
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	5,575	5,676
Univ. of California Regents	6.583%	5/15/49	12,635	12,622
Univ. of California Rev.	5.770%	5/15/43	23,675	23,125
Wisconsin GO	5.700%	5/1/26	9,000	8,730
Total Taxable Municipal Bonds (Cost $459,328)	449,670
Temporary Cash Investments (3.6%)
Repurchase Agreement (3.3%)
Goldman Sachs & Co.
(Dated 12/31/09, Repurchase Value
$484,000,000, collateralized by Ginnie Mae
I Pool 0.000%-5.500%, 9/15/39-12/15/39)	0.005%	1/4/10	484,000	484,000

Shares
Money Market Fund (0.3%)
[5,6] Vanguard Market Liquidity Fund	0.187%	53,334,200	53,334
Total Temporary Cash Investments (Cost $537,334)	537,334
Total Investments (99.5%) (Cost $13,485,950)	14,680,167
Other Assets and Liabilities-Net (0.5%)[6]	66,671
Net Assets (100%)	14,746,838

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $51,650,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate value of these securities was $792,271,000, representing 5.4% of net assets.

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $53,334,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
USD—United School District.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap

Wellesley Income Fund

terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps
			Up-Front	Periodic
			Premium	Premium	Unrealized
		Notional	Received	Received	Appreciation
	Termination	Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1] ($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

CDX-IG13-5yr/Baa1	12/20/14	GSI 147,000	(564)	1.000	536

1	GSI—Goldman Sachs International.
D.	Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Wellesley Income Fund

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,465,568	281,178	—
U.S. Government and Agency Obligations	—	1,170,314	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	12,813	—
Corporate Bonds	—	6,142,835	—
Sovereign Bonds	—	620,455	—
Taxable Municipal Bonds	—	449,670	—
Temporary Cash Investments	53,334	484,000	—
Total	5,518,902	9,161,265	—

E. At December 31, 2009, the cost of investment securities for tax purposes was $13,485,950,000.
Net unrealized appreciation of investment securities for tax purposes was $1,194,217,000, consisting of unrealized gains of $1,454,162,000 on securities that had risen in value since their purchase and
$259,945,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

VANGUARD WELLESLEY INCOME FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 22, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.